Income Taxes	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Income Taxes
Note 13. Income Taxes

As explained previously in these consolidated financial statements, the Company is a Mexican corporation which has numerous consolidated subsidiaries operating in different countries. Presented below is a discussion of income tax matters that relates to the Company’s consolidated operations, its Mexican operations and significant foreign operations.

(i)	Consolidated income tax matters

The composition of income tax expense for the years ended December 31, 2022, 2023 and 2024 is as follows:

	2022		2023		2024
Income Tax attributable to a continuing operation
In Mexico:
Current year income tax	Ps.	29,865,043	Ps.	32,327,958	Ps.	29,105,637
Deferred income tax		3,454,279		(6,706,412)		(12,286,894)
Foreign:
Current year income tax		17,634,494		16,026,324		19,053,257
Deferred income tax		(4,909,727)		(7,103,867)		(633,557)
Total income tax	Ps.	46,044,089	Ps.	34,544,003	Ps.	35,238,443

Income Tax attributable to a discontinued operation
Income tax discontinued operations abroad (1)		1,805,500		—		—

(1)	Includes effects related to the sale of Panama and the Claro Chile, SpA joint venture. See Note 2Ac.

Deferred tax income / (expense) related to items recognized in OCI during the year:

	For the years ended December 31,
	2022		2023		2024
Remeasurement of defined benefit plans	Ps.	2,651,922	Ps.	(975,061)	Ps.	6,328,961
Equity investments at fair value		8,364,109		2,836,366		(7,491,232)
Revaluation of Assets		—		—		(495,646)
Other		(30,336)		—		—

Deferred tax income recognized in OCI	Ps	10,985,695	Ps.	1,861,305	Ps.	(1,657,917)

In addition, deferred tax expense of Ps. 289,460 and Ps. 308,551 was transferred in 2024 and 2023, respectively, from revaluation surplus to retained earnings. This relates to the difference between the actual depreciation and equivalent depreciation based on cost. A reconciliation of the statutory income tax rate in Mexico to the consolidated effective income tax rate recognized by the Company is as follows:

	Year ended December 31,
	2022		2023	2024
Statutory income tax rate in Mexico	30.0%		30.0%	30.0%
Impact of non-deductible and non-taxable items:
Tax inflation effects	7.2%		2.1%	4.9%
Derivatives	(0.2)%		0.3%	1.3%
Employee benefits	2.0%		1.5%	5.7%
Other non-deductible items	—		—	8.6%
Other	2.2%		4.8%	1.4%
Effective tax rate on Mexican operations	41.2%		38.7%	51.9%
Tax recoveries and NOL’s in Brazil	(2.2)%		(3.5)%	(1.5)%
Dividends received from associates equity	(0.1)%		—	0.0%
Foreign subsidiaries and other non-deductible items, net	(2.6	)%(1)	(2.2)%	8.8%
Tax rates differences	(2.0)%		(3.1)%	(3.1)%

Effective tax rate from continuing operations	34.3%		29.9%	56.1%
Effective tax rate from discontinued operations	(21.2)%		—	—

(1) Includes discontinued operations effects of Claro Chile.

The breakdown of net deferred tax assets is as follows:

	Consolidated statements of financial position				Consolidated statements of net income
	2023		2024		2022		2023		2024
Provisions	Ps.	29,562,781	Ps.	39,976,016	Ps.	1,759,784	Ps.	15,065,996	Ps.	(2,577,054)
Deferred revenues		8,691,188		13,475,756		(688,767)		1,767		560,731
Tax losses carry forward		36,970,123		38,397,674		1,202,546		8,575,209		508,256
Property, plant and equipment (1)		(8,699,418)		(3,830,404)		1,696,734		2,157,776		(239,696)
Inventories		1,054,611		965,844		253,932		669,382		12,715
Licenses and rights of use (1)		(2,621,672)		(13,293,040)		229,244		141,060		372,803
Employee benefits		34,663,794		35,455,273		(6,148,504)		(3,224,333)		(3,431,627)
Other		16,993,113		14,338,351		3,150,479		(9,576,577)		17,714,323

Net deferred tax assets	Ps.	116,614,520	Ps.	125,485,470

Deferred tax benefit in net profit for the year					Ps.	1,455,448	Ps.	13,810,280	Ps.	12,920,451
Deferred tax from discontinued operations						1,808,298		—		—

(1)	As of December 31, 2023 and 2024, the balance included the effects of hyperinflation and revaluation of telecommunications towers.

Reconciliation of deferred tax assets and liabilities, net:

	2023		2024
Opening balance as of January 1,	Ps.	98,415,751	Ps.	116,614,520
Deferred tax benefit		13,810,280		12,920,451
Translation effect		3,202,557		(4,202,772)
Deferred tax income recognized in OCI		1,861,305		(1,657,918)
Deferred taxes acquired in business combinations		(529,191)		1,811,189
Hyperinflationary effect in Argentina		(146,182)		—

Closing balance as of December 31,	Ps.	116,614,520	Ps.	125,485,470

Presented in the consolidated statements of financial position as follows:
Deferred income tax assets	Ps.	137,883,622	Ps.	153,217,164
Deferred income tax liabilities		(21,269,102)		(27,731,694)

	Ps.	116,614,520	Ps.	125,485,470

The deferred taxes are in tax jurisdictions in which the Company considers that based on financial projections of its cash flows, results of operations and synergies between subsidiaries, will generate sufficient taxable income in subsequent periods to utilize or realize such assets.

The Company does not recognize a deferred tax related to the undistributed earnings of its subsidiaries, because it currently does not expect these earnings to be taxable or to be repatriated in the near future. The Company’s policy has been to distribute the profits when it has paid the corresponding taxes in its home jurisdiction and the tax can be accredited in Mexico. The temporary differences associated with investments in the Group’s subsidiaries, associates and joint venture, for which a deferred tax has not been recognized in the periods presented, aggregate to Ps 3,909,327 and Ps. 596,631,908 as of December 31, 2023 and 2024, respectively.

At December 31, 2023 and 2024, the balance of the contributed capital account (“CUCA”) is Ps. 1,128,833,955 and Ps. 1,225,260,518 respectively. The balance of the Cuenta de Utilidad Fiscal Neta (“CUFIN”) amounted to Ps. 841,510,931 and Ps. 925,309,212 as of December 31, 2023 and 2024, respectively.

(ii)	Significant foreign income tax matters

Results of operations

The foreign subsidiaries determine their taxes on profits based on their individual taxable income, in accordance with the specific tax regimes of each country.

The effective income tax rate for the Company’s foreign jurisdictions was 17.4% in 2022, 13.9% in 2023 and 36.0% in 2024. The statutory tax rates in these jurisdictions vary, although many approximate 10% to 35%. The primary difference between the statutory rates and the effective rates in 2022, 2023 and 2024, was attributable to inflationary effects in Argentina, non-deductible items, and registry of benefits related to tax losses in Brazil and Chile.

With the change of government (December 10, 2023), Argentina initiates a process of tax revenues adjustment trying to achieve tax balance. In the medium term, a stage is expected where the entire tax system is restated to achieve a reduction in taxes that attracts investments and generates employment opportunities.

Among the measures adopted macro-economically, are the following:

•
The Central Bank has made access to the free exchange market for goods and services imports more flexible, eliminating bureaucratic and administrative obstacles which obstructed access to foreign currency. This is the reason for the establishment of differentiated payment terms, according to the nature of the imported goods and services.

(iii)	Tax losses

a) At December 31, 2024, the available tax loss carryforwards recorded in deferred tax assets are as follows on a country by country basis:

Country	Gross balance of available tax loss carryforwards at December 31, 2024		Tax-effected loss carryforward benefit
Brazil	Ps.	76,764,579	Ps.	26,099,957
Mexico		24,024,986		7,207,496
Chile		14,978,693		4,044,247
Others		4,366,931		1,045,974

Total	Ps.	120,135,189	Ps.	38,397,674

b) The tax loss carryforwards in the different countries in which the Company operates have the following terms and characteristics:

bi) The Company has accumulated Ps. 76,764,579 in net operating loss carryforwards (NOL’s) in Brazil as of December 31, 2024. In Brazil, there is no expiration of the NOL’s. The NOL´s amount used against taxable income in each year may not exceed 30% of the taxable income for such year.

The Company believes that it is more likely than not that the accumulated balances of its net deferred tax assets are recoverable, based on the positive evidence of the Company to generate future taxable income related to the same taxation authority which will result in taxable amounts against which the available tax losses can be utilized before they expire.

bii) The Company has accumulated Ps. 24,024,986 in tax losses in Mexico. The company estimates that there is positive evidence that allows it to use these losses, these losses should be reduced to the extent that it is considered likely that there will not be sufficient taxable profits to allow them to recover in full or in part, the losses will only be compensated when there is a right legally required and are approved by the tax authorities in Mexico.

biii) The Company has accumulated Ps. 14,978,693 in NOL’s in Chile as of December 31, 2024. In Chile, tax losses do not expire.

(iv)	Optional regime

The Mexican Tax Law establishes an optional regime for group companies called: Optional Regime for Groups of Companies. For these purposes, the integrating (controlling) company must own more than 80% of the shares with voting rights of the integrated (controlled) companies. In general terms, the Integration regime allowed deferral, for each of the companies that make up the group, and for up to three years, or sooner if certain assumptions are made, the whole of the income tax that results from considering the determination of the individual income tax to its charge is the effect derived from recognizing, indirectly, the tax losses incurred by the companies in the group for the year in question.

On December 19, 2019, the integrating company submitted to the Mexican tax authorities, the notice to end to belong under the Optional Regime for Groups of Companies, which implied a payment made in January 2020 related to the deferred income tax for the years 2016-2018. From the year 2020, the group is taxable under the General Regime for Legal Persons.

(v)	Limiting interest deductions

The Mexican Tax Law establishes since 2020 new rules related to the limit on interest deductions, in concordance with the action 4 of BEPS project issued by the OECD, from which Mexico is member.

In general terms, each Mexican companies should calculate an adjusted Tax EBITDA, whose amount times the corporate income tax, will be the interest limit allowed to be deducted in each tax year. It is important to mention that the amount that was not deductible could be carryforward in the following ten years.

(vi)	Pillar Two rules

The Organization for Economic Co-operation and Development (OECD)/G20 Inclusive Framework on Base Erosion and Profit Shifting (BEPS) addresses the tax challenges arising from the digitalization of the global economy. The Global Anti-Base Erosion Model Rules (Pillar Two model rules) apply to multinational enterprises (MNEs) with annual revenue in excess of EUR 750 million per their consolidated financial statements.

The Pillar Two model rules introduce four new taxing mechanisms under which MNEs would pay a minimum level of tax (the Minimum Tax):

• The Qualified Domestic Minimum Top-up Tax (QDMTT)

• The Income Inclusion Rule (IIR)

• The Under Taxed Payments/Profits Rule (UTPR)

The Subject to Tax Rule is a tax treaty-based rule that generally proposes a Minimum Tax on certain cross-border intercompany transactions that otherwise are not subject to a minimum level of tax. The new taxing mechanisms can impose a minimum tax on the income arising in each jurisdiction in which an MNE operates. The IIR, UTPR and QDMTT do so by imposing a top-up tax in a jurisdiction whenever the effective tax rate (ETR), determined on a jurisdictional basis under the Pillar Two rules, is below a 15% minimum rate.

On 23 May 2023, the International Accounting Standards Board issued International Tax Reform—Pillar Two Model Rules – Amendments to IAS 12 (the Amendments). The Amendments clarify that IAS 12 applies to income taxes arising from tax law enacted or substantively enacted to implement the Pillar Two model rules published by the OECD, including tax law that implements a QDMTT. The Group has adopted these amendments, which introduce:

• A mandatory temporary exception to the accounting for deferred taxes arising from the jurisdictional implementation of the Pillar Two model rules;

And

• Disclosure requirements for affected entities to help users of the financial statements better understand an entity’s exposure to Pillar Two income taxes arising from that legislation.

The Pillar Two model rules were adopted in the Company at the end of 2023 and are applicable starting from 1 January 2024. According to these rules, the Group is considered a multinational enterprise to which the Pillar Two rules shall be applied. At the same time, Pillar Two legislation has been enacted or substantively enacted in certain other jurisdictions in which the Group operates effective for the financial year beginning 1 January 2024.

The Group has performed an assessment of its potential exposure to Pillar Two income taxes. The Pillar Two effective tax rates in most of the jurisdictions in which the Group operates is above 15%. However, the Group has recognized a Pillar Two current tax expense of Ps 235 million (€11.2 million), this amount is integrated as follow:

• Bulgarian – Ps 210 million M (€10 million)

• Macedonia – Ps. 25 million (€1.2 million)

 The Group continues to follow Pillar Two legislative developments, as further countries enact the Pillar Two model rules, to evaluate the potential future impact on its consolidated results of operations, financial position and cash flows beginning. Pillar II is applicable in Brazil as from January 1, 2025.

(vii)	Revaluation of telecommunications towers

Deferred taxes related to the revaluation of the passive infrastructure of the telecommunications towers have been calculated at the tax rate of the jurisdiction in which the subsidiaries are located.